Notes to the Consolidated Statements of Cash Flows - Summary of cash inflows and outflows from financing activities (Detail) - EUR (€) € in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Gross equity [abstract]
Share capital, Beginning Balance	€ 17.6	€ 17.6	€ 12.5
Share capital, Cash inflow			3.8
Share capital, Other non-cash items			1.3
Share capital, Ending Balance	17.6	17.6	17.6
Share capital- not registered, Other non-cash items	2.0
Share capital- not registered, Conversion	1.7
Share capital- not registered, Ending Balance	3.6
Beginning Balance	370.4	367.3	186.4
Capital reserve, Cash inflow			134.7
Capital reserve, Other non-cash items	114.3	3.1	46.1
Capital reserve, Conversion	73.8
Ending Balance	558.4	370.4	367.3
Non-controlling interests, Beginning Balance	24.4	26.0
Non-controlling interests, Cash outflow	(4.7)	(0.4)
Non-controlling interests, Other non-cash items	(19.7)	(1.2)
Non-controlling interests, Ending Balance	0.0	24.4	26.0
Non-current financial liabilities [abstract]
Financial liabilities to equity holders (including accrued interest), Beginning Balance		69.5	94.8
Financial liabilities to equity holders (including accrued interest), Cash outflow		(19.7)	(6.8)
Financial liabilities to equity holders (including accrued interest), cash inflow			26.0
Financial liabilities to equity holders (including accrued interest), Other non- cash item			(44.6)
Financial liabilities to equity holders (including accrued interest), Conversion		(49.9)
Financial liabilities to equity holders (including accrued interest), Ending balance			69.5
Convertible loan, Beginning Balance		49.3
Convertible loan, Beginning Balance		24.6
Convertible loan, Other non-cash items		(0.6)
Convertible loan, Cash inflow		24.4
Convertible loan, Other non-cash items	1.5	0.2
Convertible loan, Conversion	(75.4)	49.9
Convertible loan, Ending Balance	73.9		49.3
Lease liabilities, Beginning Balance	27.6	30.3	3.9
Lease liabilities, Cash outflow	(1.0)
Lease liabilities, Other non-cash items	22.8	(3.1)	26.3
Lease liabilities, Business combinations	0.5	0.4
Lease liabilities, Ending Balance	49.9	27.6	30.3
Liabilities to financial institutions, Beginning Balance	34.6	10.0	6.8
Liabilities to financial institutions, Cash outflow	(30.5)	(0.3)
Liabilities to financial institutions, Cash inflow	75.0	32.0	1.1
Liabilities to financial institutions, Other non-cash items	1.3	(7.1)	(1.1)
Liabilities to financial institutions, Business combinations			3.1
Liabilities to financial institutions, Ending Balance	80.4	34.6	10.0
Other Current Financial Liabilities [Abstract]
Financial liabilities to equity holders (including accrued interest), Beginning Balance	1.3	5.5	0.9
Financial liabilities to equity holders (including accrued interest), Cash outflow		(5.5)	(0.2)
Financial liabilities to equity holders (including accrued interest), cash inflow			5.5
Financial liabilities to equity holders (including accrued interest), Other non- cash item		1.3	(0.7)
Financial liabilities to equity holders (including accrued interest), Ending Balance		1.3	5.5
Lease liabilities, Beginning Balance	8.0	7.0	1.4
Lease liabilities, Cash outflow	(9.5)	(7.8)	(6.2)
Lease liabilities, Other non-cash items	12.3	8.8	11.7
Lease liabilities, Business combinations	0.2	0.1
Lease liabilities, Ending Balance	11.0	8.0	7.0
Liabilities to financial institutions, Beginning Balance	10.0	1.0	2.5
Liabilities to financial institutions, Cash outflow	(7.5)	(1.0)	(2.6)
Liabilities to financial institutions, Cash inflow		2.8
Liabilities to financial institutions, Other non-cash items	(1.2)	7.2	1.1
Liabilities to financial institutions, Ending Balance	1.3	10.0	1.0
Other loans, Beginning Balance	0.5	0.9
Other loans, Cash outflow		(0.4)
Other loans, Cash inflow	0.2
Other loans, Ending Balance	0.7	0.5	0.9
Other financial liabilities, Beginning Balance	28.2	0.0	7.3
Other financial liabilities, Cash outflow	(1.3)		(7.3)
Other financial liabilities, Ending Balance	27.7	28.2	0.0
Balance, Beginning Balance	568.3	507.8	316.5
Balance, Cash outflow	(54.5)	(35.1)	(23.2)
Balance, Cash inflow	75.2	59.2	171.3
Balance, Other non-cash items	133.2	8.6	40.1
Balance, Business combinations	0.7	0.5	3.1
Balance, Ending Balance	723.0	568.3	507.8
Net finance costs, Beginning Balance		535.1
Net finance costs, Cash outflow	(3.6)
Net finance costs, Other non-cash items	(3.2)
Net finance costs, Ending Balance	(6.7)	568.3
Interest expenses, Cash outflow		(4.4)	(5.1)
Interest expenses, Other non-cash items		(4.3)	2.1
Interest expenses, Ending Balance		(8.6)	(3.1)
Profit and loss statement, Beginning Balance		0.0
Profit and loss statement, Cash outflow	(3.6)	(4.4)	(5.1)
Profit and loss statement, Cash inflow		0.0	0.0
Profit and loss statement, Other non-cash items	(3.2)	(4.3)	2.1
Profit and loss statement, Business combinations		0.0
Profit and loss statement, Ending Balance	(6.7)	(8.6)	(7.1)
Cash flow from financing activities, Cash outflow	(58.0)	(39.5)	(28.3)
Cash flow from financing activities, Cash inflow	€ 75.2	€ 59.2	€ 171.3